Finance expense: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Schedule For Finance Income And Expense [Line Items]
Change in fair value of royalty obligation	$ 747,540	$ 2,271,436		$ 3,791,282
Change in fair value of warrant liability	0	(1,161)		(35,098)
Other interest, net and banking fees	(15,749)	(10,228)		57,535
Finance expense, net (Note 10, 12(d), 14)	837,461	2,478,914	[1]	4,123,452
MIOP loan
Schedule For Finance Income And Expense [Line Items]
Interest	$ 105,670	$ 218,867		$ 309,733

[1]	Restated